Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2024
Registrant Name	dei_EntityRegistrantName	Prudential Investment Portfolios 16
CIK	dei_EntityCentralIndexKey	0001067442
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 13, 2025
Document Effective Date	dei_DocumentEffectiveDate	Feb. 18, 2025
Prospectus Date	rr_ProspectusDate	Feb. 18, 2025
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
PGIM Income Builder Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCGAX
PGIM Income Builder Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCCFX
PGIM Income Builder Fund | R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCLRX
PGIM Income Builder Fund | Z
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDCZX
PGIM Income Builder Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCGQX